Commitments and Contingencies (Tables)	12 Months Ended
Mar. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Summary of Long-term Purchase Commitment
As of March 31, 2021, the Company had outstanding non-cancelable purchase obligations with a term of 12 months or longer as follows:

March 31, 2021
(in thousands)

Year Ending March 31,
2022	$13,968
2023	15,096
2024	15,187
2025	13,275
2026	9,812

Total	$67,338